Nexperia Arrangement	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nexperia Arrangement	Nexperia Arrangement
Nexperia Transaction
On April 4, 2018, the Company entered into a multi-element commercial arrangement with Nexperia B.V. (“Nexperia”) to obtain financing in exchange for sale of equity instruments and performing certain technology and product development activities for Nexperia (collectively, the “Collaboration Arrangement”). Nexperia specializes in designing, manufacturing and selling a broad range of small discrete semiconductor devices that utilize components such as those manufactured by the Company. Financing under the Collaboration Arrangement is comprised of the following elements:

•$16 million Series 3 preferred stock issuance

•$9 million license fee for transfer of the Gen 3 manufacturing process

•$5 million development loan, originally maturing March 31, 2020 and subsequently extended to June 30, 2020 intended to pre-fund the Gen 4 (Tranche A) technology development (the “Tranche A Loan”)

•$8 million development loan maturing March 31, 2021 intended to pre-fund the Gen 5 (Tranche B), 1200V (Tranche B1) technology development (the “Tranche B Loan”)

•$2 million development loan maturing March 31, 2021 intended to pre-fund the 1200V technology development (the “Tranche B-1 Loan”) (together with the Tranche A and Tranche B Loans, the “Development Loans”)

•$10 million revolving loan (the “Tranche C Loan”)

The Company has to use the funds to operate the business in a manner consistent with or reasonably related to those business activities as carried out on or prior to the April 4, 2018, the effective date of Collaboration Arrangement. In addition to the multiple elements outlined above, the Company and Nexperia entered into a Supply Agreement requiring that the Company be Nexperia’s primary supplier of specified components until June 30, 2020 on a best efforts basis. By entering into this Collaboration Arrangement, Nexperia will gain access to technology that allows for production of high power semiconductors for use in electric vehicles.

Further, Nexperia will obtain an exclusive license and market access to automotive customers outside of Japan and a sole license (non-exclusive of the Company), as well as market access, to customers in other parts of the power market. Nexperia has a lien on certain U.S. patents not relating to metal organic chemical vapor deposition (“MOCVD”) or epiwafer technology, per the agreement.

On March 31, 2019, the Company executed Amendment No. 1 to the Loan and Security Agreement (the ”LSA”), pursuant to which the Tranche B Loan was bifurcated into the following two separate sub-tranches:

•$8 million development loan intended to pre-fund the Gen 5 (Tranche B), 1200V (Tranche B1) (Ron/2) technology development (the “Tranche B Loan”)

•$2 million development loan intended to pre-fund the 1200V technology development (the “Tranche B-1 Loan” and, together with the Tranche B Loan, the “Tranche B Loans”)

On February 7, 2020, Amendment No. 2 to the LSA was executed to acknowledge the then-pending Merger, reaffirm the terms of the loan and confirm the waiver for the late delivery of the Company’s 2018 audited financial statements. On April 8, 2020, Amendment No. 3 to the LSA was executed to extend the maturity of the Tranche A loan to April 30, 2020 from March 31, 2020. On April 28, 2020, Amendment No. 4 to the LSA was executed to further extend the maturity of the Tranche A loan to June 30, 2020. All other terms set forth under the original LSA remained unchanged following the amendments. See Note 12 - Subsequent Events.

The Tranche A and Tranche B Loans represent pre-funding for Gen 4 (Tranche A), Gen 5 (Tranche B), 1200V (Tranche B1) and 1200V technology development for Nexperia. The specific development activities and associated performance milestones are contained within a Statement of Work (“SoW”) between the Company and Nexperia. The SoW may be modified from time to time based upon mutual business interests. This promise to perform the technology development is a good/service provided to a customer in exchange for consideration in the form of the technology development license fees that offset the Tranche A and Tranche B Loans outstanding. The
Development Loans are within the scope of ASC 730-20, Research & Development Arrangements, and are recognized as a liability equal to the cash proceeds received.

In relation to the transfer of the Company’s Gen 3 manufacturing process to Nexperia, the Company received $3 million (the first of three tranches) in December 2018, $3 million (the second of three tranches) in April 2019, and $3 million (the third of three tranches) in October 2019. The Company recognized this revenue during 2019 upon the completion and mutual sign off between Nexperia and the Company.

In January 2019, the Company received the $5 million Tranche A Loan. In June and July 2019, the Company received the $8 million Tranche B Loan. In December 2019, the Company received the $2 million Tranche B-1 Loan.

The Tranche C revolving loan of the full $10 million available under this credit facility was received during the year ended December 31, 2018. See Note 6 - Debts.
Nexperia Arrangement
Nexperia Transaction

On April 4, 2018, the Company entered into a multi-element commercial arrangement with Nexperia to obtain financing in exchange for sale of equity instruments and performing certain technology and product development activities for Nexperia (collectively, the “Collaboration Arrangement”). Nexperia specializes in designing, manufacturing and selling a broad range of small discrete semiconductor devices that utilize components such as those manufactured by the Company. Financing under the Collaboration Arrangement is comprised of the following elements:

•$16 million Series 3 preferred stock issuance

•$9 million license fee for transfer of the Gen 3 manufacturing process

•$5 million development loan maturing March 31, 2020 intended to pre-fund the Gen 4 (Tranche A) technology development (the “Tranche A Loan”)

•$8 million development loan maturing March 31, 2021 intended to pre-fund the Gen 5 (Tranche B), 1200V (Tranche B1) technology development (the “Tranche B Loan”)

•$2 million development loan maturing March 31, 2021 intended to pre-fund the 1200V technology development (the “Tranche B-1 Loan”) (together with the Tranche A and Tranche B Loans, the “Development Loans”)

•$10 million revolving loan (the “Tranche C Loan”)

The Company has to use the funds to operate the business in a manner consistent with or reasonably related to those business activities as carried out on or prior to the Effective Date. In addition to the multiple elements outlined above, the Company and Nexperia entered into a Supply Agreement requiring that the Company be Nexperia’s primary supplier of specified components until June 30, 2020 on a best efforts basis. By entering into this Collaboration Arrangement, Nexperia will gain access to technology that allows for production of high power semiconductors for use in electric vehicles.

Further, Nexperia will obtain an exclusive license and market access to automotive customers outside of Japan and a sole license (non-exclusive of the Company), as well as market access, to customers in other parts of the power market. Nexperia has a lien on certain US patents not relating to Metal organic chemical vapor deposition (“MOCVD”) or epiwafer technology, per the agreement.
On March 31, 2019, the Company executed Amendment No. 1 to the Loan and Security Agreement (the “First Amendment to the LSA” or the “Amendment”). Under this First Amendment to the LSA, the Tranche B Loan is bifurcated into the following two separate sub-tranches:

•$8 million development loan intended to pre-fund the Gen 5 (Tranche B), 1200V (Tranche B1) (Ron/2) technology development (the “Tranche B Loan”)

•$2 million development loan intended to pre-fund the 1200V technology development (the “Tranche B-1 Loan” and, together with the Tranche B Loan, the “Tranche B Loans”)

All other terms set forth under the original agreement remain unchanged and in full effect. The Tranche A and Tranche B Loans represent pre-funding for Gen 4 (Tranche A), Gen 5 (Tranche B), 1200V (Tranche B1) and 1200V technology development for Nexperia. The specific development activities and associated performance milestones are contained within a Statement of Work (“SoW”) between the Company and Nexperia. The SoW may be modified from time to time based upon mutual business interests. This promise to perform the technology development is a good/service provided to a customer in exchange for consideration in the form of the technology development license fees that offset the Tranche A and Tranche B Loans outstanding. The Development Loans are within the scope of ASC 730-20, Research & Development Arrangements and are recognized as a liability equal to the cash proceeds received.

In relation to the transfer of Gen 3 manufacturing process, the Company received $3 million, 1st of the three tranche, in December 2018, $3 million, 2nd of the three tranches, in April 2019, and $3 million, 3rd of the three tranches, in October 2019. Deferred revenue of $3 million was recorded as of December 31, 2018 and the Company recognized this revenue during 2019 upon the completion and mutual sign off between Nexperia and the Company. See Note 17 - Related Party Transactions.

In January 2019, the Company received a $5 million development loan maturing March 31, 2020 intended to pre-fund the Gen 4 (Tranche A) technology development (the Tranche A Loan). In June and July 2019, the Company received a $8 million development loan maturing March 31, 2021 intended to pre-fund the Gen 5 (Tranche B), 1200V (Tranche B1) (Ron/2) technology development (the Tranche B Loan). In December 2019, the Company received a $2 million development loan maturing March 31, 2021 intended to pre-fund the 1200V technology development (the “Tranche B-1 Loan”). The Tranche C revolving loan of the full $10 million available under this credit facility was received during the year ended December 31, 2018. See Note 9 - Debts for more information.